LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
LOANS AND BORROWINGS
15	LOANS AND BORROWINGS

	As of December 31, 2025	As of December 31, 2024
	USD	USD
Current
Guaranteed bank loan	348,957	364,457
Financial institution loan	602,897	441,079
Recourse liability	4,423,508	2,397,078
	5,375,362	3,202,614
Lease liabilities	429,634	226,707
	5,804,996	3,429,321

Non-current
Guaranteed bank loan	562,260	144,365
Financial institution loan	65,266	-
Warrant liabilities	1,213,340	46,518
Lease liabilities	1,099,767	985,879
	2,940,633	1,176,762
Total loans and borrowings	8,745,630	4,606,083
i)	Terms and debt repayment schedule

	Currency	Principal amount	Year of origination	Nominal interest rate % per annum	Year of maturity	2025	2024
2025						USD	USD
Guaranteed bank loan	SGD	400,000.00	2020	2.75%	2025	-	51,960
Guaranteed bank loan	SGD	1,200,000.00	2020	2.50%	2025	-	108,703
Guaranteed bank loan	SGD	300,000.00	2020	3.75%	2025	-	15,980
Guaranteed bank loan	SGD	300,000.00	2023	7.75%	2026	35,912	110,848
Guaranteed bank loan	SGD	300,000.00	2023	8.80%	2026	50,376	123,515
Financial institution loan	SGD	162,500.00	2025	21.00%	2026	22,641	-
Financial institution loan	SGD	100,000.00	2025	59.23%	2026	53,801	-
Financial institution loan	SGD	150,000.00	2025	36.00%	2026	21,890	-
Financial institution loan	SGD	200,000.00	2025	36.00%	2026	77,875	-
Financial institution loan	SGD	200,000.00	2025	24.06%	2026	131,875	-
Guaranteed bank loan	SGD	400,000.00	2026	8.19%	2030	311,502	-
Guaranteed bank loan	SGD	50,000.00	2023	8.25%	2028	20,832	26,714
Guaranteed bank loan	SGD	100,000.00	2023	8.28%	2028	40,389	52,305
Guaranteed bank loan	SGD	50,000.00	2023	10.38%	2026	6,173	18,797
Financial institution loan	SGD	150,000.00	2025	10.50%	2026	20,901	-
Guaranteed bank loan	SGD	1,000,000.00	2022	5.25%	2027	321,121	-
Financial institution loan	SGD	150,000.00	2025	8.25%	2027	196,299	-
Financial institution loan	SGD	80,000.00	2025	20.80%	2026	32,499	-
Financial institution loan	SGD	150,000.00	2025	14.36%	2027	110,381	-
Guaranteed bank loan	SGD	70,000.00	2021	2.50%	2026	2,863	-
Guaranteed bank loan	SGD	300,000.00	2021	2.70%	2034	122,050	-
Financial institution loan	SGD	400,000	2024	10.80%	2025	-	294,053
Financial institution loan	SGD	200,000	2024	10.80%	2025	-	147,026
Recourse liability	SGD	N/A	N/A	7.0%-7.7%	N/A	4,423,508	2,397,078
Lease liabilities	Multiple	N/A	2019-2025	2.99% to 10.8%	2025-2031	1,529,401	1,212,586
						7,532,290	4,559,565

The guaranteed bank loans are guaranteed by Mr. Fu Xiaowei and Ms. Zhang Fan, the CEO of the Group and his spouse.

The weighted average effective interest rates per annum for our guaranteed bank loans and financial institution loans were 11.09% and 6.11% as of December 31, 2025 and 2024, respectively.

Subsequently to the date of issuance of the consolidated financial statements, all the guaranteed bank loans and financial institution loans were repaid upon maturity without default.

Subsequent to December 31, 2025, certain of the Group’s Singapore subsidiaries obtained additional short-term loans from financial institutions, with the proceeds designated exclusively for growth and marketing expenses. Specifically, on February 4, 2026, YY Circle (SG) Pte. Ltd. obtained a short-term loan of S$120,000 (US$93,451) bearing interest at 37.12% per annum with a repayment period of six months (March 4, 2026 to August 4, 2026). On February 12, 2026, Hong Ye Group Pte. Ltd. obtained a short-term loan of S$250,000 (US$194,689) bearing interest at 38.00% per annum with a repayment period of 24 weeks (March 7, 2026 to August 6, 2026), YY Circle (SG) Pte. Ltd. obtained a short-term loan of S$165,000 (US$128,495) bearing interest at 38.00% per annum with a repayment period of 24 weeks (March 7, 2026 to August 6, 2026), and Property Facility Services Pte. Ltd. obtained a short-term loan of S$55,000 (US$42,832) bearing interest at 38.00% per annum with a repayment period of 18 weeks (March 7, 2026 to August 6, 2026). On February 16, 2026, Hong Ye Group Pte. Ltd. obtained an additional short-term loan of S$150,000 (US$116,813) bearing interest at 24.00% per annum with a repayment period of one year (February 15, 2026 to February 15, 2027), and YY Circle (SG) Pte. Ltd. obtained an additional short-term loan of S$100,000 (US$77,786) bearing interest at 24.00% per annum with a repayment period of one year (February 15, 2026 to February 15, 2027).

ii)	Reconciliation of movements of liabilities and equity to cash flows arising from financing activities

	Bank loan and financial institution	Lease liabilities	Treasury shares reserve	Share capital	Total
	USD	USD	USD	USD	USD
Balance at January 1, 2024	1,240,523	84,322	-	3,564,150	4,888,995
Proceeds from loans and borrowings	448,442	-	-	-	448,442
Shares repurchase-Payment	-	-	(1,012,458)	-	(1,012,458)
Payment of bank loans and borrowings	(707,046)	-	-	-	(707,046)
Payment of lease liabilities	-	(269,292)	-	-	(269,292)
Net proceeds from issue of Class A ordinary shares	-	-	-	3,922,650	3,922,650
Total changes from financing cash flows	(258,604)	(269,292)	(1,012,458)	3,922,650	2,382,296
Effect of changes in foreign exchange rates	(82,983)	(43,664)	-	(81,999)	(208,646)
Other changes
Liability-related
Recognition of lease liabilities	-	1,373,518	-	-	1,373,518
Issuance of warrants to underwriter	-	-	-	(84,882)	(84,882)
Interest expense	50,965	67,702	-	-	118,667
Total liability-related other changes	50,965	1,441,220	-	(84,882)	1,407,303
Payment of offering cost- Offset with prepayment	-	-	-	(2,039,513)	(2,039,513)
Shares repurchase-Offset with receivables	-	-	(285,792)	-	(285,792)
Total equity-related other changes	-	-	(285,792)	(2,039,513)	(2,325,305)
Balance at December 31, 2024	949,901	1,212,586	(1,298,250)	5,280,406	6,144,643
Proceeds from loans and borrowings	870,883	-	-	-	870,883
Payment of bank loans and borrowings	(1,169,783)	-	-	-	(1,169,783)
Payment of lease liabilities	-	(522,525)	-	-	(522,525)
Transfer from treasury shares	-	-	39,355	13,424	52,779
Acquisition of subsidiary	-	-	6,560	13,387,819	13,394,379
Acquisition of an asset	-	-	-	5,760,000	5,760,000
Acquisition through business combinations	558,551	-	-	-	558,551
Issue of ordinary shares and warrants	-	-	-	384,188	384,188
Total changes from financing cash flows	1,209,552	690,061	(1,252,335)	24,825,837	25,473,115
Effect of changes in foreign exchange rates	56,609	76,020			132,629
Other changes
Liability-related
Recognition of lease liabilities	-	626,038	-	-	626,038
Interest expense	313,219	137,282	-	-	450,501
Total liability-related other changes	313,219	763,320	-	-	1,076,539
Balance at December 31, 2025	1,579,380	1,529,401	(1,252,335)	24,825,837	26,682,283
iii)	Financial risk management

Information about the exposure of loans and borrowings to relevant financial risks (interest rate and liquidity risk) is disclosed in Note 24.

iv)	Warrant liabilities

On April 24, 2024, the Company issued a warrant to the underwriter, US Tiger Securities Inc., granting the right to purchase 1,125 (56,250 prior to 50-for-1 reverse share split) of the Company’s Class A Ordinary Shares (the “2024 Warrant liabilities”). This 2024 Warrant will expire on April 22, 2027 and have an exercise price of $240 ($4.8 prior to 50-for-1 reverse share split). US Tiger Securities Inc. can elect to have cashless exercise of this warrant.

On September 10, 2025, the Company entered into a Securities Purchase Agreement with a group of institutional investors for the issuance of up to 190,477 (9,523,812 prior to 50-for-1 reverse share split) Class A Ordinary Shares together with Warrants to purchase up to 285,715 (14,285,718 prior to 50-for-1 reverse share split) Class A Ordinary Shares (the “2025 Warrant liabilities”). The combined purchase price was US$ 21 (US$0.42 prior to 50-for-1 reverse share split) per Share together with 1.5 warrants, with each warrant exercisable at US$25 (US$0.50 prior to 50-for-1 reverse share split) per Share for a term of 3.5 years. The warrants are not listed or traded on any exchange. The offering was conducted through FT Global Capital, Inc. as placement agent, with a placement fee of 7.5% of the gross proceeds. The transaction generated gross proceeds of US$4,000,001 and net proceeds of approximately US$3,415,001, after deducting placement agent commissions but before deducting other offering expenses. The offering was closed on September 11, 2025.

USD
Initial recognition of warrants liability	84,881
Fair value adjustment of warrant liability	(38,363)
Carrying amount of warrant liability at December 31, 2024	46,518
Fair value at issuance date	3,550,000
Fair value change of warrant liabilities	(2,383,178)
Carrying amount of warrant liabilities at December 31, 2025	1,213,340